Note 16 - Non-cash Transactions - Non-cash Financing and Investing Activities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Shares issued for exploration and evaluation assets	$ 3,411,000	$ 792,000
Shares issued for convertible loan	4,353,088	0
Warrants issued for finder’s fees	0	133,644
Shares issued for intangible asset	0	475,000
Exploration and evaluation expenditures included in accounts payable	152,564	4,224,680
Pilot plant expenditures included in accounts payable	$ 225,265	$ 2,132,234